Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

NOTE 14. FAIR VALUE MEASUREMENTS

For a description of how we estimate fair value, see Note 1.

The following tables present our assets and liabilities measured at fair value on a recurring basis. Included in the tables are investment securities primarily supporting obligations to annuitants and policyholders in our run-off insurance operations, supporting obligations to holders of GICs in Trinity (which ceased issuing new investment contracts beginning in the first quarter of 2010) and investment securities held at our treasury operations and investments held in our CLL business collateralized by senior secured loans of high-quality, middle-market companies in a variety of industries. Such securities are mainly investment grade.

							Netting
(In millions)	Level 1	(a)	Level 2	(a)	Level 3	(b)	adjustment	(c)	Net balance

December 31, 2011

Assets
Investment securities
Debt
U.S. corporate	$0		$20,535		$3,235		$0		$23,770
State and municipal	0		3,157		77		0		3,234
Residential mortgage-backed	0		2,568		41		0		2,609
Commercial mortgage-backed	0		2,824		4		0		2,828
Asset-backed(d)	0		930		4,040		0		4,970
Corporate - non-U.S.	71		1,058		1,204		0		2,333
Government - non-U.S.	1,003		1,444		84		0		2,531
U.S. government and federal agency	0		3,805		253		0		4,058
Retained interests	0		0		35		0		35
Equity
Available-for-sale	715		18		17		0		750
Trading	241		0		0		0		241
Derivatives(e)	0		14,830		160		(5,319)		9,671
Other(f)	0		0		388		0		388
Total	$2,030		$51,169		$9,538		$(5,319)		$57,418

Liabilities
Derivatives	$0		$4,503		$20		$(4,025)		$498
Other	0		25		0		0		25
Total	$0		$4,528		$20		$(4,025)		$523

December 31, 2010

Assets
Investment securities
Debt
U.S. corporate	$0		$18,956		$3,198		$0		$22,154
State and municipal	0		2,499		225		0		2,724
Residential mortgage-backed	47		2,696		66		0		2,809
Commercial mortgage-backed	0		2,875		49		0		2,924
Asset-backed	0		690		2,540		0		3,230
Corporate - non-U.S.	89		1,292		1,486		0		2,867
Government - non-U.S.	776		1,334		156		0		2,266
U.S. government and federal agency	0		3,576		210		0		3,786
Retained interests	0		0		39		0		39
Equity
Available-for-sale	661		20		24		0		705
Trading	417		0		0		0		417
Derivatives(e)	0		10,393		330		(5,689)		5,034
Other(f)	0		0		450		0		450
Total	$1,990		$44,331		$8,773		$(5,689)		$49,405

Liabilities
Derivatives	$0		$6,250		$102		$(5,022)		$1,330
Other	0		31		0		0		31
Total	$0		$6,281		$102		$(5,022)		$1,361

  The fair value of securities transferred between Level 1 and Level 2 was $67 million in 2011.
  Level 3 investment securities valued using non-binding broker quotes and other third parties totaled $2,386 million and $1,054 million at December 31, 2011 and 2010, respectively, and were classified as available-for-sale securities.
  The netting of derivative receivables and payables is permitted when a legally enforceable master netting agreement exists and when collateral is posted to us.
  Includes investments in our CLL business in asset-backed securities collateralized by senior secured loans of high-quality, middle-market companies in a variety of industries.
  The fair value of derivatives included an adjustment for non-performance risk. The cumulative adjustment was a loss of $11 million at December 31, 2011 and $9 million at December 31, 2010. See Note 15 for additional information on the composition of our derivative portfolio.
  Included private equity investments and loans designated under the fair value option.

The following tables present the changes in Level 3 instruments measured on a recurring basis for the years ended December 31, 2011 and 2010, respectively. The majority of our Level 3 balances consist of investment securities classified as available-for-sale with changes in fair value recorded in shareowner's equity.

Changes in Level 3 Instruments for the Year Ended December 31, 2011

													Net
(In millions)													change in
				Net realized/									unrealized
		Net		unrealized									gains
		realized/		gains (losses)									(losses)
		unrealized		included in									relating to
		gains		accumulated									instruments
	Balance at	(losses)		other				Transfers		Transfers		Balance at	still held at
	January 1,	included in		comprehensive				into		out of		December 31,	December 31,
	2011	earnings	(a)	income	Purchases	Sales	Settlements	Level 3	(b)	Level 3	(b)	2011	2011	(c)

Investment securities
Debt
U.S. corporate	$3,198	$78		$(157)	$235	$(182)	$(112)	$182		$(7)		$3,235	$0
State and municipal	225	0		0	12	0	(8)	0		(152)		77	0
Residential
mortgage-backed	66	(3)		1	2	(5)	(1)	71		(90)		41	0
Commercial
mortgage-backed	49	0		0	6	0	(4)	3		(50)		4	0
Asset-backed	2,540	(10)		61	2,157	(185)	(11)	1		(513)		4,040	0
Corporate – non-U.S.	1,486	(47)		(91)	25	(55)	(118)	85		(81)		1,204	0
Government
– non-U.S.	156	(100)		48	41	(1)	(27)	107		(140)		84	0
U.S. government and
federal agency	210	0		43	500	0	0	0		(500)		253	0
Retained interests	39	(28)		26	8	(5)	(5)	0		0		35	0
Equity
Available-for-sale	24	0		0	0	0	0	4		(11)		17
Trading	0	0		0	0	0	0	0		0		0	0
Derivatives(d)(e)	227	102		2	2	0	(198)	0		6		141	81
Other	450	4		(9)	149	(145)	(6)	0		(55)		388	0
Total	$8,670	$(4)		$(76)	$3,137	$(578)	$(490)	$453		$(1,593)		$9,519	$81

  Earnings effects are primarily included in the “Revenues from services” and “Interest” captions in the Statement of Earnings.
  Transfers in and out of Level 3 are considered to occur at the beginning of the period. Transfers out of Level 3 were a result of increased use of quotes from independent pricing vendors based on recent trading activity.
  Represented the amount of unrealized gains or losses for the period included in earnings.
  Represented derivative assets net of derivative liabilities and included cash accruals of $1 million not reflected in the fair value hierarchy table.
  Gains (losses) included in net realized/unrealized gains (losses) included in earnings were offset by the earnings effects from the underlying items that were economically hedged. See Note 15.

Changes in Level 3 Instruments for the Year Ended December 31, 2010

					Net realized/					Net change
					unrealized					in unrealized
					gains (losses)					gains (losses)
			Net realized/		included in					relating to
			unrealized		accumulated	Purchases,	Transfers			instruments
	Balance at		gains(losses)		other	issuances	in and/or		Balance at	still held at
	January 1,		included in		comprehensive	and	out of		December 31,	December 31,
(In millions)	2010	(a)	earnings	(b)	income	settlements	Level 3	(c)	2010	2010	(d)

Investment securities
Debt
U.S. corporate	$3,053		$78		$277	$(201)	$(9)		$3,198	$–
State and municipal	205		–		25	(5)	–		225	–
Residential
mortgage-backed	123		(1)		13	2	(71)		66	–
Commercial
mortgage-backed	1,041		30		(2)	(1,017)	(3)		49	–
Asset-backed	1,872		25		14	733	(104)		2,540	–
Corporate - non-U.S.	1,331		(38)		(39)	250	(18)		1,486	–
Government -
non-U.S.	163		–		(8)	–	1		156	–
U.S. government and
federal agency	256		–		(44)	(2)	–		210	–
Retained interests	45		(1)		3	(8)	–		39	–
Equity
Available-for-sale	19		–		3	–	2		24	1
Trading	–		–		–	–	–		–	–
Derivatives(e)(f)	205		186		15	(66)	(113)		227	15
Other	480		2		(31)	(1)	–		450	–
Total	$8,793		$281		$226	$(315)	$(315)		$8,670	$16

  Included $1,015 million in debt securities, a reduction in retained interests of $8,782 million and a reduction in derivatives of $365 million related to adoption of ASU 2009-16 & 17.
  Earnings effects are primarily included in the “Revenues from services” and “Interest” captions in the Statement of Earnings.
  Transfers in and out of Level 3 are considered to occur at the beginning of the period. Transfers out of Level 3 were a result of increased use of quotes from independent pricing vendors based on recent trading activity.
  Represented the amount of unrealized gains or losses for the period included in earnings.
  Represented derivative assets net of derivative liabilities and included cash accruals of $(1) million not reflected in the fair value hierarchy table.
  Gains (losses) included in net realized/unrealized gains (losses) included in earnings were offset by the earnings effects from the underlying items that were economically hedged. See Note 15.

Non-Recurring Fair Value Measurements

The following table represents non-recurring fair value amounts (as measured at the time of the adjustment) for those assets remeasured to fair value on a non-recurring basis during the fiscal year and still held at December 31, 2011 and 2010. These assets can include loans and long-lived assets that have been reduced to fair value when they are held for sale, impaired loans that have been reduced based on the fair value of the underlying collateral, cost and equity method investments and long-lived assets that are written down to fair value when they are impaired and the remeasurement of retained investments in formerly consolidated subsidiaries upon a change in control that results in deconsolidation of a subsidiary, if we sell a controlling interest and retain a noncontrolling stake in the entity. Assets that are written down to fair value when impaired and retained investments are not subsequently adjusted to fair value unless further impairment occurs.

	Remeasured during the year ended December 31,
	2011		2010
(In millions)	Level 2	Level 3	Level 2	Level 3	(b)

Financing receivables and loans held for sale	$158	$5,159	$54	$6,669
Cost and equity method investments(a)	0	402	0	378
Long-lived assets, including real estate	1,343	3,254	1,025	5,801
Total	$1,501	$8,815	$1,079	$12,848

  Includes the fair value of private equity and real estate funds included in Level 3 of $123 million and $296 million at December 31, 2011 and 2010, respectively.
  Excluded our retained investment in Regency, a formerly consolidated subsidiary, that was remeasured to a Level 1 fair value of $549 million in 2010.

The following table represents the fair value adjustments to assets measured at fair value on a non-recurring basis and still held at December 31, 2011 and 2010.

	Year ended December 31,
(In millions)	2011	2010

Financing receivables and loans held for sale	$(857)	$(1,701)
Cost and equity method investments(a)	(272)	(246)
Long-lived assets, including real estate(b)	(1,410)	(2,953)
Retained investments in formerly consolidated subsidiaries	–	109
Total	$(2,539)	$(4,791)

  Includes fair value adjustments associated with private equity and real estate funds of $(24) million and $(198) million during 2011 and 2010, respectively.
  Includes impairments related to real estate equity properties and investments recorded in operating and administrative expenses of $976 million and $2,089 million during 2011 and 2010, respectively.